Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	199,305	98,921	13,552
Others	1,623	29,153	3,994
	200,928	128,074	17,546